Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures
Schedule of the Company's fair value hierarchy for recurring basis assets and liabilities

	December 31, 2013
Financial Assets	Total	Level 1		Level 2		Level 3
Fixed maturity securities:
United States Government and government agencies and authorities	$22,831	$0		$22,831		$0
State, municipalities and political subdivisions	48,544	0		48,544		0
Foreign governments	24,453	0		24,453		0
Asset-backed	851	0		851		0
Commercial mortgage-backed	5,537	0		5,238		299
Residential mortgage-backed	77,742	0		76,858		884
Corporate	2,412,526	0		2,388,974		23,552
Equity securities:
Common stocks	418	418		0		0
Non-redeemable preferred stocks	99,848	0		98,828		1,020
Short-term investments	64,457	64,407	b	50		0
Collateral held/pledged under securities agreements	32,832	29,678	b	3,154	c	0
Cash equivalents	10,501	10,501	b	0		0
Other assets	2,016	0		0		2,016	d
Assets held in separate accounts	1,714,839	1,660,079	a	54,760	c	0
Total financial assets	$4,517,395	$1,765,083		$2,724,541		$27,771

Financial Liabilities
Liabilities related to separate accounts	$1,714,839	$1,660,079	a	$54,760	c	$0

	December 31, 2012
Financial Assets	Total	Level 1		Level 2		Level 3
Fixed maturity securities:
United States Government and government agencies and authorities	$23,027	$0		$23,027		$0
State, municipalities and political subdivisions	53,435	0		53,435		0
Foreign governments	28,885	0		28,316		569
Asset-backed	983	0		983		0
Commercial mortgage-backed	7,022	0		6,384		638
Residential mortgage-backed	87,214	0		86,073		1,141
Corporate	2,744,841	0		2,712,465		32,376
Equity securities:
Common stocks	297	297		0		0
Non-redeemable preferred stocks	90,796	0		90,786		10
Short-term investments	41,480	41,480	b	0		0
Collateral held/pledged under securities agreements	33,540	30,950	b	2,590	c	0
Cash equivalents	1	1	b	0		0
Other assets	5,110	0		0		5,110	d
Assets held in separate accounts	1,509,404	1,437,165	a	72,239	c	0
Total financial assets	$4,626,035	$1,509,893		$3,076,298		$39,844

Financial Liabilities
Liabilities related to separate accounts	$1,509,404	$1,437,165	a	$72,239	c	$0

a.	Mainly includes mutual funds.
b.	Mainly includes money market funds.
c.	Mainly includes fixed maturity securities.
d.	Mainly includes the CPI Caps.

Summary of the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value

	Year Ended December 31, 2013
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings (1)	Net unrealized losses included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed Maturity Securities
Foreign governments	$569	$0	$(17)	$0	$0	$0	$(552)	$0
Commercial mortgage-backed	638	5	(11)	0	(333)	0	0	299
Residential mortgage-backed	1,141	(8)	(26)	0	(223)	0	0	884
Corporate	32,376	1,462	(1,764)	1,597	(4,700)	2,474	(7,893)	23,552
Equity Securities
Non-redeemable preferred stocks	10	7	(120)	2,306	(1,173)	0	(10)	1,020
Other assets	5,110	(3,094)	0	0	0	0	0	2,016
Total level 3 assets	$39,844	$(1,628)	$(1,938)	$3,903	$(6,429)	$2,474	$(8,455)	$27,771

	Year Ended December 31, 2012
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings (1)	Net unrealized gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed Maturity Securities
Foreign governments	$535	$0	$34	$0	$0	$0	$0	$569
Commercial mortgage-backed	452	13	1	0	(552)	724	0	638
Residential mortgage-backed	0	(4)	48	0	(140)	1,237	0	1,141
Corporate	30,706	(115)	2,678	3,424	(5,917)	1,600	0	32,376
Equity Securities
Non-redeemable preferred stocks	10	0	9	0	0	3	(12)	10
Other assets	7,027	(1,917)	0	0	0	0	0	5,110
Total level 3 assets	$38,730	$(2,023)	$2,770	$3,424	$(6,609)	$3,564	$(12)	$39,844

(1)         Included as part of net realized gains on investments in the consolidated statement of operations.

(2)         Included as part of change in unrealized gains on securities in the consolidated statement of comprehensive income.

(3)         Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value

	December 31, 2013
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$562,368	$632,820	$0	$0	$632,820
Policy loans	12,461	12,461	12,461	0	0
Total financial assets	$574,829	$645,281	$12,461	$0	$632,820

Financial Liabilities

Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$236,508	$250,660	$0	$0	$250,660
Obligation under securities agreements	42,229	42,229	42,229	0	0
Total financial liabilities	$278,737	$292,889	$42,229	$0	$250,660

	December 31, 2012
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$628,506	$704,414	$0	$0	$704,414
Policy loans	12,802	12,802	12,802	0	0
Total financial assets	$641,308	$717,216	$12,802	$0	$704,414

Financial Liabilities

Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$240,633	$265,756	$0	$0	$265,756
Obligation under securities agreements	42,534	42,534	42,534	0	0
Total financial liabilities	$283,167	$308,290	$42,534	$0	$265,756

(1)         Only the fair value of the Company’s policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.